Income Taxes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from continuing operations before income taxes:
United States	$ 1,918.2	$ 1,312.4	$ 1,215.7
Foreign	(9.5)	(4.0)	(8.3)
Total	1,908.7	1,308.4	1,207.4
Current provision:
Federal	545.8	407.7	379.4
State	40.3	25.6	17.6
Foreign	0.1	(1.8)	0.9
Total current provision	586.2	431.5	397.9
Deferred provision:
Federal	113.1	43.0	38.6
State	4.5	3.9	(2.1)
Foreign	0.3	3.4	(2.9)
Total deferred provision	117.9	50.3	33.6
Total current and deferred provision	$ 704.1	$ 481.8	$ 431.5